CORPORATE TRANSACTIONS - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions									12 Months Ended		20 Months Ended
	Feb. 02, 2026 USD ($) shares	Feb. 02, 2026 CAD ($) shares	Jan. 05, 2026	Oct. 01, 2025 USD ($) $ / shares shares	Jun. 17, 2025 USD ($) shares	Mar. 04, 2025 USD ($) shares	May 13, 2024 USD ($)	May 12, 2024	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Oct. 01, 2025 $ / shares
Disclosure of detailed information about business combination [line items]
Cost of sales									$ 1,174,283	$ 706,717
Reclassification of cumulative foreign currency translation loss relating to previously held 60% interest in the Greenstone Mine									0	(31,904)
Greenstone
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint operation by unconsolidated entity							40.00%
Proportion of ownership interest in joint operation							60.00%	60.00%
Greenstone
Disclosure of detailed information about business combination [line items]
Ownership interest in subsidiary							100.00%				100.00%
Nevada Assets | Promissory Note Receivable
Disclosure of detailed information about business combination [line items]
Consideration paid (received)				$ 8,600
Nevada Assets | Disposal groups classified as held for sale
Disclosure of detailed information about business combination [line items]
Sale of asset, percent of interest sold				100.00%
Sale of asset, consideration received				$ 136,500
Sale of asset, cash consideration received				$ 98,400					10,300		$ 10,300
Sale of asset, equity consideration (in shares) | shares				96,800,000
Sale of asset, consideration, fair value of common shares received				$ 29,500
Sale of asset, consideration received, share price | (per share)				$ 0.31								$ 0.42
Gain recognised on disposal of assets									5,700
Nevada Assets | Disposal groups classified as held for sale | Disposal of assets
Disclosure of detailed information about business combination [line items]
Number of shares sold at fair value (in shares) | shares	9,700,000	9,700,000
Proceeds from shares sold, post-consolidation basis	$ 41,100	$ 56.1
Disposal group, including discontinued operation, common shares, consolidation ratio			10
Calibre Acquisition
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					100.00%
Business combination share exchange ratio | shares					0.35
Notes receivable, principal and interest outstanding						$ 40,000
Number of units acquired in private placement warrants | shares						8,800,000
Assumed on acquisition									9,200
Revenue of acquiree since acquisition date									613,600
Profit of acquiree since acquisition date									71,100
Revenue of combined entity as if combination occurred									2,241,600
Profit (loss) of combined entity as if combination occurred at beginning of period									223,800
Total consideration transferred					$ 1,969,074
PAG Holding Corp (PAGH)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							100.00%
Assumed on acquisition							$ 800
Revenue of acquiree since acquisition date										113,700
Profit of acquiree since acquisition date										14,200
Revenue of combined entity as if combination occurred										335,100
Total consideration transferred							$ 960,900		$ 960,931		$ 960,931
Gain on bargain purchase										579,800
Reclassification of cumulative foreign currency translation loss relating to previously held 60% interest in the Greenstone Mine										31,900
Gain (loss) recognized as a result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination, net of tax										397,900
Gain (loss) recognized as a result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination, deferred income tax expense										$ 181,900